PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of credit related to assets by right of use $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of credit related to assets by right of use [Line Items]
Value	$ 115,671
GE Capital Aviation Services Limited [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of credit related to assets by right of use [Line Items]
Debtor	Lan Cargo S.A.
Type	One letter of credit
Value	$ 1,100
Release date	Nov. 30, 2020
Avolon Aerospace AOE 62 Limited [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of credit related to assets by right of use [Line Items]
Debtor	Latam Airlines Group S.A.
Type	Three letter of credit
Value	$ 2,167
Release date	Sep. 30, 2020
Bank of Utah [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of credit related to assets by right of use [Line Items]
Debtor	Latam Airlines Group S.A.
Type	One letter of credit
Value	$ 2,000
Release date	Mar. 24, 2020
Ge Capital Aviation Services Ltd. [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of credit related to assets by right of use [Line Items]
Debtor	Latam Airlines Group S.A.
Type	Three letter of credit
Value	$ 14,327
Release date	Jan. 20, 2020
Orix Aviation Systems Limited [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of credit related to assets by right of use [Line Items]
Debtor	Latam Airlines Group S.A.
Type	Four letter of credit
Value	$ 10,034
Release date	Sep. 26, 2020
Sky High XXIV Leasing Company Limited [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of credit related to assets by right of use [Line Items]
Debtor	Latam Airlines Group S.A.
Type	Eight letter of credit
Value	$ 6,831
Release date	Aug. 05, 2020
Merlin Aviation Leasing (Ireland) 18 Limited [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of credit related to assets by right of use [Line Items]
Debtor	Tam Linhas Areas S.A.
Type	One letter of credit
Value	$ 3,852
Release date	Mar. 15, 2020
Shapphire Leasing (AOE) Limited [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of credit related to assets by right of use [Line Items]
Debtor	Tam Linhas Areas S.A.
Type	One letter of credit
Value	$ 7,500
Release date	Oct. 19, 2020
Wells Fargo Bank [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of credit related to assets by right of use [Line Items]
Debtor	Latam Airlines Group S.A.
Type	Nine letter of credit
Value	$ 15,160
Release date	Mar. 13, 2020
Bank of America [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of credit related to assets by right of use [Line Items]
Debtor	Latam Airlines Group S.A.
Type	Three letter of credit
Value	$ 1,044
Release date	Jul. 07, 2020
Macquaire Aircraft Leasing Services [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of credit related to assets by right of use [Line Items]
Debtor	Latam Airlines Group S.A.
Type	Five letter of credit
Value	$ 2,582
Release date	Aug. 01, 2020
TC Skyward Aviation US Inc [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of credit related to assets by right of use [Line Items]
Debtor	Tam Linhas Areas S.A.
Type	One letter of credit
Value	$ 13,100
Release date	Oct. 06, 2020
RB Comercial Properties 49 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of credit related to assets by right of use [Line Items]
Debtor
Type
Value
Release date
Empreendimentos Imobiliarios LTDA [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of credit related to assets by right of use [Line Items]
Debtor	Tam Linhas Areas S.A.
Type	One letter of credit
Value	$ 35,974
Release date	Apr. 29, 2020